Quarterly Data Derived from Unaudited Consolidated Financial Statements with All Recurring Adjustments (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Effect of Fourth Quarter Events [Line Items]
Revenue, Net	$ 504,119	$ 477,939	$ 475,059	$ 474,019	$ 502,314	$ 475,504	$ 475,653	$ 469,980	$ 1,931,136	[1]	$ 1,923,451	[1]	$ 1,855,279	[1]
Gross Profit	292,615	273,248	271,760	263,634	292,251	259,411	265,289	262,160	1,101,257		1,079,111		1,088,729
Net income (loss)	$ (11,027)	$ (39,390)	$ (14,098)	$ (50,495)	$ (1,456)	$ (54,247)	$ (39,227)	$ (55,413)	$ (115,010)		$ (150,343)		$ (115,238)
Net income (loss) per share:
Basic (per share)	$ (0.04)	$ (0.13)	$ (0.04)	$ (0.16)	$ 0.00	$ (0.17)	$ (0.12)	$ (0.18)	$ (0.36)		$ (0.47)		$ (0.37)
Diluted (per share)	$ (0.04)	$ (0.13)	$ (0.04)	$ (0.16)	$ 0.00	$ (0.17)	$ (0.12)	$ (0.18)	$ (0.36)		$ (0.47)		$ (0.37)
Weighted Average Number of Shares Outstanding:
Basic (in shares)	309,281	312,680	322,879	321,751	318,725	317,610	316,593	314,818	317,028		316,936		313,587
Diluted (in shares)	309,281	312,680	322,879	321,751	318,725	317,610	316,593	314,818	317,028		316,936		313,587

[1]	Segment revenues differ from reported revenues due to certain revenue adjustments related to acquisitions that would otherwise have been recognized but for the purchase accounting treatment of the business combinations. Segment revenues also include revenue that the business would have otherwise recognized had we not acquired intellectual property and other assets from the same customer. These revenues are included to allow for more complete comparisons to the financial results of historical operations and in evaluating management performance.